CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018	Dec. 31, 2018
Profit or loss [abstract]
Revenues from sale of products	$ 895	$ 988	$ 1,309		$ 1,466	$ 3,225
Revenues from development services	2,301		2,301
Revenues from license agreements	17,550	43	17,597		85	176
Total revenues	20,746	1,031	21,207		1,551	3,401
Cost of revenues from sale of products	617	614	917		988	2,017
Cost of revenues from development services	2,169		2,169
Cost of revenues from license agreements	695	15	702		22	71
Total cost of revenues	3,481	629	3,788		1,010	2,088
Gross profit	17,265	402	17,419		541	1,313
Research and development, gross	1,893	4,987	6,075		9,027	17,915
Participations by BARDA and IIA	(1,721)	(3,451)	(4,624)		(6,298)	(13,843)
Research and development, net of participations	172	1,536	1,451		2,729	4,072
Selling and marketing	1,101	1,248	2,134		2,319	4,188
General and administrative	1,242	842	2,574		1,831	3,799
Other income from settlement agreement						(7,537)
Other expenses	812	62	901		662	751
Total operating expenses	3,327	3,688	7,060		7,541	5,273
Operating profit (loss)	13,938	(3,286)	10,359		(7,000)	(3,960)
Financial income	92	115	153		182	412
Financial expense	(1,314)	(994)	(1,956)		(1,898)	(2,117)
Profit (loss) from continuing operation	12,716	(4,165)	8,556		(8,716)	(5,665)
Profit from discontinued operation			50			4,608
Net Profit (loss)	12,716	(4,165)	8,606		(8,716)	(1,057)
Other comprehensive income (loss):
Foreign currency translation adjustments	(2)	18	2		8	13
Total comprehensive income (loss)	$ 12,714	$ (4,147)	$ 8,608		$ (8,708)	$ (1,044)
Basic and diluted net profit (loss) per share from continuing operations	$ 0.47	$ (0.15)	$ 0.32		$ (0.32)	$ (0.21)
Basic and diluted net loss per share from discontinued operations				[1]		0.17
Total Basic and diluted net profit (loss) per share	$ 0.47	$ (0.15)	$ 0.32		$ (0.32)	$ (0.04)
Weighted average number of ordinary shares used in the computation of basic and diluted loss per share (in thousands)	27,179	27,052	27,179		27,050	27,114

[1]	Represents an amount lower than $0.01.